23. LEASES (Details 1) - BRL (R$) R$ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases mainly for the acquisitions		R$ 240.5	R$ 194.8
Cost [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases mainly for the acquisitions		430.4	341.1
Cost [Member] | Software [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases mainly for the acquisitions		97.1	78.7
Cost [Member] | Machinery and equipment [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases mainly for the acquisitions		98.1	115.8
Cost [Member] | Vehicles [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases mainly for the acquisitions		0.3	0.5
Cost [Member] | Land [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases mainly for the acquisitions		1.4	1.7
Cost [Member] | Buildings and improvements [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases mainly for the acquisitions		218.8	144.4
Cost [Member] | Facilities [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases mainly for the acquisitions		14.7
Accumulated Depreciation [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases mainly for the acquisitions		(189.9)	(146.3)
Accumulated Depreciation [Member] | Software [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases mainly for the acquisitions		R$ (84.6)	R$ (63.5)
Weighted average interest rate	[1]	80.00%	80.00%
Accumulated Depreciation [Member] | Machinery and equipment [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases mainly for the acquisitions		R$ (45.3)	R$ (38.4)
Weighted average interest rate	[1]	44.88%	44.88%
Accumulated Depreciation [Member] | Vehicles [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases mainly for the acquisitions		R$ (0.2)	R$ (0.3)
Weighted average interest rate	[1]	20.00%	20.00%
Accumulated Depreciation [Member] | Buildings and improvements [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases mainly for the acquisitions		R$ (59.1)	R$ (44.1)
Weighted average interest rate	[1]	8.33%	8.33%
Accumulated Depreciation [Member] | Facilities [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases mainly for the acquisitions		R$ (0.7)
Weighted average interest rate	[1]	6.67%	6.67%

[1]	The period of depreciation of leased assets corresponds to the lowest of term of the contract and the useful life of the asset, as determined by IAS 17.